Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Diluted net (loss) income per share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16
Class B Common Stock
Diluted net (loss) income per share	$ (0.46)	$ 0.12	$ (0.35)	$ 0.29	$ 0.38	$ 0.16